UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
 (Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
 (Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2011

Item 1. Schedules of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 88.8% (a)
COMMON STOCKS - 87.7% (a)
COMMERCIAL SERVICES SECTOR - 6.4%
	Advertising/Marketing Services - 2.2%
959,200	Interpublic Group of Companies, Inc.	$11,990,000
9,972	MDC Partners Inc.	180,094
		12,170,094
	Miscellaneous Commercial Services - 4.2%
261,630	Cardtronics, Inc. *	6,135,224
333,400	Cintas Corp.	11,012,202
314,860	Higher One Holdings Inc. *	5,957,151
		23,104,577
CONSUMER DURABLES SECTOR - 1.8%
	Recreational Products - 1.8%
1,000,000	Winnebago Industries, Inc. *	9,660,000
CONSUMER NON-DURABLES SECTOR - 3.3%
	Apparel/Footwear - 3.3%
429,400	Crocs, Inc. *	11,057,050
1,307,828	Liz Claiborne, Inc. *	6,996,880
		18,053,930
CONSUMER SERVICES SECTOR - 2.3%
	Hotels/Resorts/Cruiselines - 0.9%
137,900	Royal Caribbean Cruises Ltd. *	5,190,556
	Restaurants - 1.4%
447,366	Texas Roadhouse, Inc.	7,844,563
DISTRIBUTION SERVICES SECTOR - 6.6%
	Electronics Distributors - 4.1%
291,592	Arrow Electronics, Inc. *	12,101,068
279,200	ScanSource, Inc. *	10,464,416
		22,565,484
	Medical Distributors - 1.5%
257,948	Patterson Companies Inc.	8,483,910
	Wholesale Distributors - 1.0%
247,800	Beacon Roofing Supply, Inc. *	5,654,796
ELECTRONIC TECHNOLOGY SECTOR - 8.4%
	Aerospace & Defense - 3.3%
201,200	BE Aerospace, Inc. *	8,210,972
461,129	Hexcel Corp. *	10,094,114
		18,305,086
	Computer Peripherals - 1.1%
308,400	Avid Technology, Inc. *	5,810,256
	Electronic Equipment/Instruments - 0.3%
168,998	Intermec Inc. *	1,865,738
	Electronic Production Equipment - 0.9%
194,710	MKS Instruments, Inc.	5,144,238
	Semiconductors - 2.2%
863,400	PMC-Sierra, Inc. *	6,535,938
145,412	Power Integrations, Inc.	5,588,183
		12,124,121
	Telecommunications Equipment - 0.6%
175,200	Ciena Corporation *	3,220,176
ENERGY MINERALS SECTOR - 4.5%
	Coal - 1.4%
292,400	Arch Coal, Inc.	7,795,384
	Oil & Gas Production - 3.1%
482,900	Petrohawk Energy Corp. *	11,913,143
88,000	Unit Corporation *	5,361,840
		17,274,983
FINANCE SECTOR - 7.6%
	Finance/Rental/Leasing - 2.1%
86,092	CAI International, Inc. *	1,778,661
367,337	Mobile Mini, Inc. *	7,783,871
159,393	RSC Holdings, Inc. *	1,906,340
		11,468,872
	Insurance Brokers/Services - 0.8%
159,300	Arthur J. Gallagher & Co.	4,546,422
	Life/Health Insurance - 1.4%
178,600	Genworth Financial Inc. *	1,836,008
92,300	Reinsurance Group of America, Inc.	5,617,378
		7,453,386
	Major Banks - 0.6%
94,700	Comerica, Incorporated	3,273,779
	Regional Banks - 2.6%
544,986	Associated Banc-Corp.	7,575,306
121,438	Columbia Banking System, Inc.	2,091,162
63,500	First Midwest Bancorp, Inc.	780,415
216,983	Sandy Spring Bancorp, Inc.	3,903,524
		14,350,407
	Savings Banks - 0.1%
42,700	MB Financial, Inc.	821,548

HEALTH SERVICES SECTOR - 7.3%
	Health Industry Services - 5.7%
170,730	Covance Inc. *	10,136,240
445,700	HealthSouth Corp. *	11,699,625
207,700	MedAssets Inc. *	2,774,872
296,100	PAREXEL International Corporation *	6,976,116
		31,586,853
	Medical/Nursing Services - 1.6%
406,094	VCA Antech, Inc. *	8,609,193
HEALTH TECHNOLOGY SECTOR - 2.7%
	Medical Specialties - 2.7%
536,900	Hologic, Inc. *	10,829,273
117,700	Thoratec Corporation *	3,862,914
		14,692,187
INDUSTRIAL SERVICES SECTOR - 4.8%
	Contract Drilling - 1.2%
165,700	Rowan Companies, Inc. *	6,430,817
	Engineering & Construction - 2.4%
337,400	Chicago Bridge & Iron Co. N.V. NYS	13,124,860
	Oilfield Services/Equipment - 1.2%
122,700	Dresser-Rand Group, Inc. *	6,595,125
NON-ENERGY MINERALS SECTOR - 0.4%
	Construction Materials - 0.4%
99,300	Trex Company, Inc. *	2,430,864
PROCESS INDUSTRIES SECTOR - 5.5%
	Chemicals: Major Diversified - 2.6%
188,900	Celanese Corp.	10,070,259
177,500	Solutia Inc. *	4,055,875
		14,126,134
	Chemicals: Specialty - 0.8%
50,981	Cytec Industries Inc.	2,915,603
28,300	Rockwood Holdings Inc. *	1,564,707
		4,480,310
	Containers/Packaging - 1.3%
284,600	Owens-Illinois, Inc. *	7,345,526
	Industrial Specialties - 0.8%
327,400	Ferro Corporation *	4,400,256
PRODUCER MANUFACTURING SECTOR - 16.2%
	Auto Parts: OEM - 1.0%
351,105	Modine Manufacturing Company *	5,396,484
	Electrical Products - 3.8%
139,936	Greatbatch, Inc. *	3,753,084
805,715	Molex Inc. Cl A	17,306,758
		21,059,842
	Industrial Conglomerates - 2.9%
192,800	SPX Corporation	15,936,848
	Industrial Machinery - 3.7%
292,053	Barnes Group Inc.	7,245,835
268,853	Kennametal Inc.	11,348,285
46,800	Lincoln Electric Holdings, Inc.	1,677,780
		20,271,900
	Metal Fabrication - 0.4%
101,538	Dynamic Materials Corporation	2,276,482
	Miscellaneous Manufacturing - 2.7%
236,100	Brady Corp.	7,569,366
144,900	Crane Co.	7,159,509
		14,728,875
	Trucks/Construction/Farm Machinery - 1.7%
49,700	Astec Industries, Inc. *	1,837,906
249,028	Columbus McKinnon Corp. *	4,472,543
184,018	Douglas Dynamics, Inc.	2,905,644
		9,216,093
RETAIL TRADE SECTOR - 1.3%
	Specialty Stores - 1.3%
113,700	Ulta Salon, Cosmetics & Fragrance, Inc. *	7,342,746
TECHNOLOGY SERVICES SECTOR - 6.1%
	Data Processing Services - 0.8%
71,600	Fiserv, Inc. *	4,484,308
	Information Technology Services - 1.5%
529,100	Sapient Corp. *	7,952,373
	Internet Software/Services - 2.0%
121,300	Akamai Technologies, Inc. *	3,817,311
192,200	LogMeIn, Inc. *	7,413,154
		11,230,465
	Packaged Software - 1.8%
162,502	Aspen Technology, Inc. *	2,791,784
300,100	Parametric Technology Corp. *	6,881,293
		9,673,077
TRANSPORTATION SECTOR - 2.5%
	Air Freight/Couriers - 1.1%
319,300	UTI Worldwide, Inc.	6,287,017
	Trucking - 1.4%
300,100	Werner Enterprises, Inc.	7,517,505
	Total common stocks (cost $368,301,364)	483,378,446

MUTUAL FUNDS - 1.1% (a)
228,000	SPDR KBW Regional Banking ETF	5,802,600
	Total mutual funds (cost $6,333,724)	5,802,600
	Total long-term investments (cost $374,635,088)	489,181,046

SHORT-TERM INVESTMENTS - 13.7% (a)
	Variable Rate Demand Note - 13.7%
$75,452,836	U.S. Bank, N.A., 0.00%	75,452,836
	Total short-term investments (cost $75,452,836)	75,452,836
	Total investments - 102.5% (cost $450,087,924)	564,633,882
	Liabilities, less other assets - (2.5%) (a)	(13,738,090)
	TOTAL NET ASSETS - 100.0%	$550,895,792

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

ETF -	Exchange Traded Fund
NYS -	New York Registered Shares

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$450,087,924
Gross unrealized appreciation	125,845,936
Gross unrealized depreciation	(11,299,978)
Net unrealized appreciation	$114,545,958

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$483,378,446
Mutual Funds	5,802,600
Total Level 1	489,181,046

Level 2 – Short-Term Variable Rate Demand Note	75,452,836
Level 3 –	—
Total	$564,633,882

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 95.3% (a)
COMMERCIAL SERVICES SECTOR - 6.0%
	Advertising/Marketing Services - 0.2%
143,550	Omnicom Group, Inc.	$6,913,368
	Financial Publishing/Services - 3.3%
3,465,000	McGraw-Hill Companies, Inc.	145,218,150
	Miscellaneous Commercial Services - 2.5%
3,433,000	Cintas Corp.	113,391,990
CONSUMER NON-DURABLES SECTOR - 11.1%
	Beverages: Alcoholic - 2.9%
1,595,000	Diageo PLC - SP-ADR	130,582,650
	Food: Major Diversified - 4.9%
3,489,000	Nestlé S.A. - SP-ADR	217,643,820
	Household/Personal Care - 3.3%
2,183,000	Kimberly-Clark Corp.	145,300,480
CONSUMER SERVICES SECTOR - 4.5%
	Media Conglomerates - 4.5%
5,580,000	Time Warner Inc.	202,944,600
DISTRIBUTION SERVICES SECTOR - 9.0%
	Food Distributors - 4.8%
6,910,000	Sysco Corp.	215,453,800
	Medical Distributors - 4.2%
4,578,000	AmerisourceBergen Corp.	189,529,200
ELECTRONIC TECHNOLOGY SECTOR - 3.2%
	Electronic Components - 3.2%
3,893,000	TE Connectivity Limited	143,106,680
ENERGY MINERALS SECTOR - 3.4%
	Oil & Gas Production - 3.4%
1,950,000	Devon Energy Corporation	153,679,500
FINANCE SECTOR - 15.1%
	Financial Conglomerates - 2.9%
2,533,000	American Express Co.	130,956,100
	Insurance Brokers/Services - 2.6%
2,791,000	Willis Group Holdings PLC	114,738,010
	Major Banks - 5.8%
6,819,000	Bank of New York Mellon Corp.	174,702,780
2,405,000	Comerica, Incorporated	83,140,850
		257,843,630
	Property/Casualty Insurance - 3.8%
2,178,000	Berkshire Hathaway Inc. - Cl B *	168,555,420
HEALTH TECHNOLOGY SECTOR - 5.2%
	Medical Specialties - 5.2%
2,783,000	Coviden PLC	148,139,090
2,234,600	DENTSPLY International Inc.	85,093,568
		233,232,658
PROCESS INDUSTRIES SECTOR - 2.8%
	Chemicals: Agricultural - 2.8%
1,734,000	Monsanto Co.	125,784,360
PRODUCER MANUFACTURING SECTOR - 11.7%
	Industrial Conglomerates - 11.7%
2,396,000	3M Co.	227,260,600
2,250,000	Ingersoll-Rand PLC	102,172,500
3,868,000	Tyco International Ltd.	191,195,240
		520,628,340
RETAIL TRADE SECTOR - 8.2%
	Discount Stores - 4.0%
3,384,000	Wal-Mart Stores, Inc.	179,825,760
	Specialty Stores - 4.2%
11,763,000	Staples, Inc.	185,855,400
TECHNOLOGY SERVICES SECTOR - 11.0%
	Data Processing Services - 3.8%
3,197,000	Automatic Data Processing, Inc.	168,417,960
	Information Technology Services - 5.0%
3,716,000	Accenture PLC	224,520,720
	Packaged Software - 2.2%
3,835,000	Microsoft Corporation	99,710,000
TRANSPORTATION SECTOR - 4.1%
	Air Freight/Couriers - 4.1%
2,510,000	United Parcel Service, Inc. - Cl B	183,054,300
	Total common stocks (cost $3,550,777,083)	4,256,886,896

SHORT-TERM INVESTMENTS - 2.8% (a)
	Commercial Paper - 2.8%
$126,800,000	U.S. Bank, N.A., 0.01%, due 07/01/11	126,800,000
	Total short-term investments (cost $126,800,000)	126,800,000
	Total investments - 98.1% (cost $ 3,677,577,083)	4,383,686,896
	Cash and receivables, less liabilities - 1.9% (a)	85,873,810
	TOTAL NET ASSETS - 100.0%	$4,469,560,706

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$3,677,577,083
Gross unrealized appreciation	812,176,436
Gross unrealized depreciation	(106,066,623)
Net unrealized appreciation	$706,109,813

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$4,256,886,896

Level 2 – Short-Term Commercial Paper	126,800,000
Level 3 –	—
Total	$4,383,686,896

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 87.4% (a)
COMMERCIAL SERVICES SECTOR - 6.0%
	Miscellaneous Commercial Services - 6.0%
9,000	SECOM Co., Ltd. (Japan)	$431,519
150	SGS S.A. (Switzerland)	284,931
		716,450
CONSUMER DURABLES SECTOR - 4.1%
	Recreational Products - 4.1%
8,900	SHIMANO Inc. (Japan)	489,628
CONSUMER NON-DURABLES SECTOR - 11.9%
	Beverages: Alcoholic - 4.1%
23,975	Diageo PLC (United Kingdom)	490,505
	Food: Major Diversified - 4.6%
8,925	Nestlé S.A. (Switzerland)	555,390
	Household/Personal Care - 3.2%
6,750	Henkel AG & Co. KGaA (Germany)	387,393
CONSUMER SERVICES SECTOR - 5.1%
	Restaurants - 5.1%
63,400	Compass Group PLC (United Kingdom)	611,315
ELECTRONIC TECHNOLOGY SECTOR - 8.2%
	Aerospace & Defense - 4.2%
48,725	Rolls-Royce Holdings PLC (United Kingdom) *	504,593
	Electronic Components - 4.0%
13,100	TE Connectivity Limited (Switzerland)	481,556
FINANCE SECTOR - 12.0%
	Financial Conglomerates - 3.5%
12,625	Brookfield Asset Management Inc. (Canada)	420,070
	Insurance Brokers/Services - 4.1%
11,800	Willis Group Holdings PLC (Ireland)	485,098
	Property/Casualty Insurance - 4.4%
1,325	Fairfax Financial Holdings Limited (Canada)	530,302
HEALTH TECHNOLOGY SECTOR - 4.0%
	Medical Specialties - 4.0%
8,950	Coviden PLC (Ireland)	476,409
NON-ENERGY MINERALS SECTOR - 3.9%
	Construction Materials - 3.9%
21,050	CRH PLC (Ireland)	469,248
PROCESS INDUSTRIES SECTOR - 6.1%
	Chemicals: Agricultural - 2.3%
825	Syngenta AG (Switzerland)	278,809
	Chemicals: Specialty - 3.8%
8,500	Shin-Etsu Chemical Co., Ltd. (Japan)	455,615
PRODUCER MANUFACTURING SECTOR - 15.1%
	Industrial Conglomerates - 7.7%
8,925	Ingersoll-Rand PLC (Ireland)	405,284
10,475	Tyco International Ltd. (Switzerland)	517,779
		923,063
	Industrial Machinery - 7.4%
3,475	Schindler Holding AG (Switzerland)	422,648
2,600	SMC Corporation (Japan)	468,702
		891,350
RETAIL TRADE SECTOR - 3.8%
	Food Retail - 3.8%
70,575	Tesco PLC (United Kingdom)	455,985
TECHNOLOGY SERVICES SECTOR - 4.8%
	Information Technology Services - 4.8%
9,575	Accenture PLC (Ireland)	578,521
TRANSPORTATION SECTOR - 2.4%
	Air Freight/Couriers - 2.4%
27,750	TNT Express N.V. (Netherlands)	287,810
	Total common stocks (cost $10,029,763)	10,489,110

SHORT-TERM INVESTMENTS - 12.5% (a)
	Commercial Paper - 12.5%
$1,500,000	U.S. Bank, N.A., 0.10%, due 07/01/11	1,500,000
	Total short-term investments (cost $1,500,000)	1,500,000
	Total investments - 99.9% (cost $11,529,763)	11,989,110
	Cash and receivables, less liabilities - 0.1% (a)	18,197
	TOTAL NET ASSETS - 100.0%	$12,007,307

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company

Schedule of Forward Currency Contracts
								Unrealized
Settlement		Currency to		U.S. $ Value at	Currency to		U.S. $ Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2011	be Received		June 30, 2011	(Depreciation)
9/30/2011	U.S. Bank, N.A.	725,000	Canadian Dollars	$749,954	734,103	U.S. Dollars	$734,103	$(15,851)
9/30/2011	U.S. Bank, N.A.	1,020,000	Swiss Franc	1,213,979	1,229,508	U.S. Dollars	1,229,508	15,529
9/30/2011	U.S. Bank, N.A.	600,000	Euro	867,774	859,740	U.S. Dollars	859,740	(8,034)
9/30/2011	U.S. Bank, N.A.	1,010,000	British Pound	1,619,145	1,614,485	U.S. Dollars	1,614,485	(4,660)
9/30/2011	U.S. Bank, N.A.	114,999,966	Japanese Yen	1,429,278	1,424,854	U.S. Dollars	1,424,854	(4,424)
				$5,880,130			$5,862,690	$(17,440)

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$11,529,763
Gross unrealized appreciation (excluding forward currency contracts)	611,740
Gross unrealized depreciation (excluding forward currency contracts)	(152,393)
Net unrealized appreciation (excluding forward currency contracts)	$459,347

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S SEMI-ANNUAL REPORT.  THIS REPORT INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Common Stocks	$10,489,110

Level 2 – Short-Term Commercial Paper	1,500,000
Level 2 – Forward Currency Contracts		$(17,440)

Level 3 –	—
Total	$11,989,110	$(17,440)

^ Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   August 2, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   August 2, 2011

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   August 2, 2011